Cover	Apr. 11, 2022
Cover [Abstract]
Entity Registrant Name	AINOS, INC
Entity Central Index Key	0001014763
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 11, 2022
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Incorporation State Country Code	TX
Entity File Number	0-20791
Entity Tax Identification Number	75-1974352
Entity Address Address Line 1	8880 Rio San Diego Drive
Entity Address Address Line 2	Ste. 800
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92108
City Area Code	858
Local Phone Number	869-2986